Leases: Right-of-use assets and lease obligations - Summary of Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Lease liabilities [Roll Forward]
Balance at the beginning	$ 11,284	$ 14,331
Additions	93	814
Repayments	(2,924)	(3,163)
Accretion expense	301	394
Terminations	(502)	(1,086)
Effects of movements on exchange rates	5	(6)
Disposal of VoIP Supply LLC	(49)
Balance at the end	8,208	11,284
Lease Obligations - Current	1,456	2,722
Lease Obligations - Non-current	6,752	8,562
Lease Obligations	$ 8,208	$ 11,284